Unaudited Interim Consolidated Statement of Cash Flows $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)
Cash flows from operating activities:
Net loss	$ 0	$ (7,914)
Adjustments to reconcile net loss to net cash (used in) / provided by operating activities:
Depreciation	0	3,482
Amortization of deferred dry-docking costs	0	87
Amortization of deferred finance charges	0	370
Changes in operating assets and liabilities:
Net cash used in operating activities	0	(844)
Cash flows from investing activities:
Vessels' acquisitions and improvements	0	(63,261)
Advances for vessel acquisition from third parties	0	(1,782)
Lease prepayments and other initial direct costs	0	(10,733)
Net cash (used in) / provided by investing activities	0	(75,776)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants exercises, net of underwriters fees and commissions	0	1,883
Payments for repurchase of common stock	0	(193)
Proceeds from long-term debt and other financial liabilities	0	24,500
Payments of financing and stock issuance costs	0	(425)
Payments of finance lease liabilities	0	(767)
Dividends paid	0	(8,040)
Repayments of long-term debt and other financial liabilities	0	(2,988)
Net cash provided by / (used in) financing activities	0	13,970
Net (decrease) / increase in cash and cash equivalents and restricted cash	0	(62,650)
Cash and cash equivalents and restricted cash at beginning of period	0	69,932
Cash and cash equivalents and restricted cash at end of period	0	7,282
Cash paid during the period for:
Interest paid	0	2,536
Noncash investing activities:
Vessels' improvements and acquisitions		(780)
Right-of use asset and initial direct costs	0	(15,533)
Noncash financing activities:
Dividends on common stock and participating non vested restricted stock awards declared but not paid	0	(667)
Financing and stock issuance stocks	$ 0	$ (135)